Provisions and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Contingent tax liability	$ 91.6	$ 82.7
Contingent liabilities	$ 24.0	20.7
Percentage related to tax withholding for contracting third parties	11.00%
Payments related to tax withholding for contracting third parties	$ 1.8
Multi-employer defined benefit plans [member]
Disclosure of other provisions [line items]
Defined contribution pension plan by employer	9.7	12.0	$ 12.3
Foreign countries [member]
Disclosure of other provisions [line items]
Actuarial liability recognized	1.9	2.9
Country of domicile [member]
Disclosure of other provisions [line items]
Actuarial liability recognized	34.2	36.5
Dispute On Sat Agentes Nocivos [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	6.3	5.6
Disputed Income Tax Liability Transfer Pricing In Loans Between SubsidariesAssociates [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	166.7	155.9
Disputed Income Tax Liability Relating To Credit Disallowance [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	69.8	58.1
Disputed Income Tax Liability Relating To Credit Disallowance [Member] | Judicial Ruling [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	6.5
Disputed Income Tax Liability Relating To Credit Disallowance [Member] | Administrative Ruling [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	3.1
Other Tax Lawsuits [Member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	1.5
Disputed Income Tax Liability Relating To Nonapproval Of Offsetting Import Credits [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	19.2	$ 16.4
Disputed Income Tax Liability Relating To Nonapproval Of Offsetting Import Credits [member] | At cost [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	11.4
Legal Dispute Related To Tax Enforcement [member] | ICMS [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	7.1
Dispute Related To Requirement Of ISS [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 63.1